GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	COMMON STOCKS - 89.90%
	Bermuda - 0.13%
36,001	Alibaba Health Information Technology Ltd. (a)	$21,786
24,264	The Commercial Bank PQSC	38,949
		60,735
	Brazil - 3.58%
12,706	Ambev SA (a)	40,919
8,712	B3 SA - Brasil Bolsa Balcao	26,582
8,245	Banco Bradesco SA	25,261
15,847	Banco do Brasil SA	163,825
3,586	Banco Santander Brasil SA	23,007
33,563	BB Seguridade Participacoes SA	215,543
7,691	Cia de Saneamento Basico do Estado de Sao Paulo	91,138
2,999	CPFL Energia SA	21,445
13,627	Natura & Co., Holding SA (a)	47,727
5,802	Petro Rio SA (a)	45,064
42,474	Petroleo Brasileiro SA	294,059
30,481	Raia Drogasil SA	187,983
2,452	Suzano SA	22,670
4,548	Telefonica Brasil SA	41,280
23,720	Vale SA	318,780
10,178	WEG SA	80,392
		1,645,675
	Cayman Islands - 7.49%
18,671	3SBio, Inc. (h)	18,788
15,249	Akeso, Inc. (a)(h)	69,169
84,250	Alibaba Group Holding, Ltd. (a)	877,028
10,326	Baidu, Inc. - Class A (a)	176,118
2,905	BeiGene Ltd. (a)	39,832
16,912	C&D International Investment Group Ltd.	38,568
171,507	China Evergrande Group (a)(b)(c)(g)	0
84,652	China Feihe, Ltd. (h)	47,250
64,482	China Medical System Holdings, Ltd.	105,213
16,923	Chow Tai Fook Jewellery Group, Ltd.	30,516
17,283	Country Garden Services Holdings Co., Ltd.	22,427
3,406	Daqo New Energy Corp. - ADR (a)	135,218
26,212	Dongyue Group, Ltd.	19,688
21,302	East Buy Holding, Ltd. (a)(h)	69,609
41,624	Greentown China Holdings Ltd.	41,868
654	H World Group Ltd. - ADR (a)	25,362
64,718	Haidilao International Holding, Ltd. (h)	143,118
4,278	Hygeia Healthcare Holdings Co Ltd. (a)(h)	23,237
8,563	Innovent Biologics, Inc. (a)(h)	32,525
2,985	JD Health International, Inc. (a)(h)	18,960
9,211	JD.com, Inc. - Class A	157,090
35,061	Jiumaojiu International Holdings, Ltd. (h)	57,659
8,698	Kuaishou Technology (a)(h)	59,783
37,325	Lufax Holding, Ltd. - ADR	53,375
21,802	Meituan - Class B (a)(h)	341,875
2,592	MINISO Group Holding Ltd. - ADR	44,038
5,922	NetEase, Inc.	114,703
19,958	New Oriental Education & Technology Group, Inc. (a)	78,670
507	Parade Technologies, Ltd.	17,575
2,721	PDD Holdings, Inc. - ADR (a)	188,130
4,242	Qifu Technology, Inc. - ADR	73,302
1,214	Silergy Corp.	15,123
11,310	Tongcheng Travel Holdings Ltd. (a)	23,756
138,091	Topsports International Holdings, Ltd. (h)	120,142
2,064	Trip.com Group Ltd. - ADR (a)	72,240
15,620	Yadea Group Holdings, Ltd. (h)	35,632
15,083	Zhen Ding Technology Holding, Ltd.	51,004
		3,438,591
	Chile - 0.37%
37,110	Cencosud SA	71,924
3,758	Cia Cervecerias Unidas SA	30,303
1,069,263	Enel Chile SA	69,483
		171,710
	China - 21.53%
15,200	360 Security Technology, Inc. - Class A (a)	26,292
22,900	37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	110,154
900	Advanced Micro-Fabrication Equipment Inc. China - Class A (a)	19,484
53,100	Agricultural Bank of China Ltd. - Class A	25,820
283,724	Agricultural Bank of China, Ltd. - Series H	111,739
32,918	Air China, Ltd. - Series H (a)	23,515
22,800	Aluminum Corp of China Ltd. - Class A	17,291
11,207	ANTA Sports Products, Ltd.	115,162
58,600	Bank of China Ltd. - Series A	31,550
594,559	Bank of China, Ltd. - Series H	238,711
90,100	Bank of Communications Co., Ltd. - Series A	72,014
134,298	Bank of Communications Co., Ltd. - Series H	89,105
154,800	BBMG Corp. - Class A	46,497
6,400	Beijing E-Hualu Information Technology Co Ltd. - Class A (a)	29,312
400	Beijing Kingsoft Office Software, Inc. - Class A	26,063
3,857	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	35,515
34,400	Beijing Yanjing Brewery Co., Ltd. - Class A	59,129
1,600	Bloomage Biotechnology Corp, Ltd. - Class A	19,671
1,202	BYD Co., Ltd. - Series H	38,542
12,800	By-health Co., Ltd. - Class A	42,297
4,290	Canmax Technologies Co., Ltd. - Class A	21,215
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	28,214
2,115	Chengxin Lithium Group Co., Ltd. - Class A	9,302
569,672	China Cinda Asset Management Co., Ltd. - Series H	56,943
250,317	China CITIC Bank Corp., Ltd. - Series H	117,688
126,433	China Coal Energy Co., Ltd. - Series H	94,144
222,759	China Communications Services Corp., Ltd. - Series H	109,982
549,881	China Construction Bank Corp. - Series H	356,006
100,600	China Everbright Bank Co., Ltd. - A Shares	42,540
301,145	China Everbright Bank Co., Ltd. - H Shares	86,611
4,000	China Life Insurance Co Ltd. - Series A	19,286
24,467	China Life Insurance Company Ltd. - Series H	40,957
10,938	China Merchants Bank Co., Ltd. - Series H	49,889
21,193	China Merchants Energy Shipping Co., Ltd. - Class A	16,902
11,100	China Merchants Shekou Industrial Zone Holdings Co Ltd. - Class A	19,929
4,800	China National Medicines Corp Ltd. - Class A	25,697
4,030	China National Software & Service Co Ltd. - Class A	26,053
6,000	China Pacific Insurance Group Co Ltd. - A Shares	21,494
7,485	China Pacific Insurance Group Co., Ltd. - H Shares	19,432
84,000	China Petroleum & Chemical Corp. - Class A	73,610
234,116	China Petroleum & Chemical Corp. - Series H	137,646
46,600	China Railway Signal & Communication Corp Ltd. - Class A	37,250
194,967	China Resources Pharmaceutical Group, Ltd. (h)	170,186
5,826	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	48,711
2,798	China Shenhua Energy Co., Ltd. - Series A	11,854
12,708	China Shenhua Energy Co., Ltd. - Series H	38,945
165,563	China Tower Corp Ltd. - Series H (h)	18,439
105,400	China United Network Communications, Ltd. - Class A	69,710
1,076	China Zhenhua Group Science & Technology Co., Ltd. - Class A	14,226
3,700	Chongqing Brewery Co., Ltd. - Class A	46,986
112,436	COSCO Shipping Holdings Co., Ltd. - Series H	101,638
279,566	Country Garden Holdings Co., Ltd. (a)	57,029
34,000	CRRC Corp Ltd. - Series A	30,471
84,937	CRRC Corp Ltd. - Series H	46,559
139,272	CSPC Pharmaceutical Group, Ltd.	121,205
20,000	Daan Gene Co., Ltd. - Class A	27,488
24,100	Daqin Railway Co Ltd. - Class A	24,672
14,112	DaShenLin Pharmaceutical Group Co., Ltd. - Class A	54,502
4,600	Dong-E-E-Jiao Co Ltd. - Class A	33,888
109,673	Dongfeng Motor Group Co., Ltd. - Series H	50,271
4,800	Ecovacs Robotics Co., Ltd. - Class A	51,506
20,500	Foxconn Industrial Internet Co Ltd. - Class A	71,109
1,100	G-bits Network Technology Xiamen Co., Ltd. - Class A	74,369
37,800	Gemdale Corp. - Class A	37,539
12,300	Giant Network Group Co Ltd. - Class A	30,385
6,600	Gree Electric Appliances Inc of Zhuhai - Class A	33,221
95,300	Greenland Holdings Corp, Ltd. - Class A (a)	36,135
18,800	GRG Banking Equipment Co Ltd. - Class A	30,395
12,682	Guanghui Energy Co., Ltd. - Class A	12,002
3,000	Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	31,228
2,800	Guangzhou Tinci Materials Technology Co., Ltd. - Class A	15,933
38,358	Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	46,655
5,419	Hangzhou Robam Appliances Co., Ltd. - Class A	18,904
5,400	Hebei Hengshui Laobaigan Liquor Co Ltd. - Class A	18,250
17,300	Henan Shenhuo Coal & Power Co., Ltd. - Class A	31,011
3,900	Hithink RoyalFlush Information Network Co., Ltd. - Class A	94,340
4,212	Huadong Medicine Co., Ltd. - Class A	25,178
9,800	Huagong Tech Co Ltd. - Class A	51,424
10,800	Huaibei Mining Holdings Co Ltd. - Class A	17,148
63,100	Huaxia Bank Co., Ltd. - Class A	47,046
8,100	Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	32,429
8,446	Hubei Xingfa Chemicals Group Co., Ltd. - Class A	25,902
5,200	Hundsun Technologies, Inc. - Class A	31,766
2,800	Iflytek Co Ltd. - Class A	26,230
269,446	Industrial & Commercial Bank of China, Ltd. - Series H	143,995
4,600	Inspur Electronic Information Industry Co Ltd. - Class A	30,744
5,438	Jafron Biomedical Co., Ltd. - Class A	17,385
8,200	Jiangsu Hengrui Medicine Co., Ltd. - Class A	54,134
18,000	Jiangxi Copper Co., Ltd. - Series A	47,220
33,415	Jiangxi Copper Co., Ltd. Series H	51,653
1,492	JiuGui Liquor Co., Ltd. - Class A	18,566
21,371	Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	37,443
19,668	Jointown Pharmaceutical Group Co Ltd. - Class A	28,115
5,700	Kunlun Tech Co Ltd. - Class A	31,616
200	Kweichow Moutai Co., Ltd. - Class A	46,621
140,696	Lenovo Group, Ltd.	147,432
14,892	Li Ning Co., Ltd.	80,419
1,019	Luzhou Laojiao Co., Ltd. - Class A	29,440
13,161	Meihua Holdings Group Co Ltd. - Class A	16,206
73,746	Metallurgical Corp of China, Ltd. - Class A	40,362
25,169	Nongfu Spring Co., Ltd. - Class H (h)	139,299
74,600	Offshore Oil Engineering Co Ltd. - Class A	60,159
25,900	People’s Insurance Co Group of China Ltd. - Series A	20,846
120,428	People’s Insurance Co. Group of China, Ltd. - Series H	43,742
272,281	PetroChina Co., Ltd - Series H	189,060
61,600	PetroChina Co., Ltd. - Class A	63,439
88,570	PICC Property & Casualty Co., Ltd. - Series H	98,619
29,743	Ping An Insurance Group Co. of China, Ltd. - Series H	189,966
2,600	Sangfor Technologies, Inc. - Class A (a)	40,648
25,100	Seazen Holdings Co., Ltd. - Class A (a)	49,863
2,145	SG Micro Corp. - Class A	24,315
15,400	Shaanxi Coal Industry Co., Ltd. - Class A	38,603
28,200	Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	30,739
17,620	Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	49,978
44,000	Shandong Nanshan Aluminum Co Ltd. - Class A	18,336
18,271	Shandong Weigao Group Medical Polymer Co., Ltd. - Series H	23,974
4,500	Shanghai Bairun Investment Holding Group Co Ltd. - Class A (a)	22,567
5,280	Shanghai Baosight Software Co Ltd. - Class A	37,008
2,766	Shanghai M&G Stationery, Inc. - Class A	17,022
9,200	Shanxi Coal International Energy Group Co Ltd. - Class A	18,361
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	28,061
10,600	Shenzhen Kaifa Technology Co Ltd. - Class A	29,206
5,700	Shenzhen Kstar Science And Technology Co Ltd. - Class A	31,479
2,739	Shenzhen Salubris Pharmaceuticals Co Ltd. - Class A	11,778
7,600	Shenzhen SED Industry Co Ltd. - Class A	34,487
8,190	Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	29,024
35,432	Shimao Property Holdings, Ltd. (a)(b)(c)(g)	9,675
11,300	Sichuan Kelun Pharmaceutical Co Ltd. - Class A	46,226
26,740	Sichuan Road & Bridge Co., Ltd. - Class A	36,129
3,200	Sichuan Swellfun Co., Ltd. - Class A	26,037
14,600	Sinoma International Engineering Co. - Class A	25,642
10,100	Sinopharm Group Co., Ltd. - Series H	31,618
3,150	Sunresin New Materials Co Ltd. - Class A	27,099
5,581	TAL Education Group - ADR (a)(d)	33,263
38,749	Tencent Holdings, Ltd.	1,643,003
55,234	Tingyi Cayman Islands Holding Corp.	86,005
6,600	Tongwei Co Ltd. - Class A	31,242
15,417	TravelSky Technology, Ltd. - Series H	26,264
1,837	Tsingtao Brewery Co., Ltd - Series H	16,772
78,261	Uni-President China Holdings, Ltd.	65,998
8,600	Unisplendour Corp Ltd. - Class A	37,805
12,949	Vipshop Holdings, Ltd. - ADR (a)	213,658
75,147	Want Want China Holdings, Ltd.	49,980
14,500	Western Mining Co Ltd. - Class A	21,034
101,100	Wuchan Zhongda Group Co., Ltd. - Class A	68,855
47,200	Xiamen C & D, Inc. - Class A	70,973
4,000	Xinjiang Daqo New Energy Co Ltd. - Class A	22,325
5,444	Yankuang Energy Group Co., Ltd. - Class A	22,444
26,630	Yankuang Energy Group Co., Ltd. - Series H	76,458
4,694	Yifeng Pharmacy Chain Co., Ltd. - Class A	23,954
10,373	Yihai International Holding, Ltd.	22,343
1,381	YongXing Special Materials Technology Co., Ltd. - Class A	11,946
1,181	Youngy Co., Ltd. - Class A	10,896
2,665	Yum China Holdings, Inc. (d)	150,572
1,000	Yunnan Botanee Bio-Technology Group Co., Ltd. - Class A	12,258
10,900	Yunnan Tin Co Ltd. - Class A	23,413
8,000	Yunnan Yuntianhua Co Ltd. - Class A	18,849
35,383	Zhaojin Mining Industry Co., Ltd. - Series H	44,646
6,812	Zhejiang Supor Co., Ltd. - Class A	46,963
8,261	Zhejiang Weixing New Building Materials Co., Ltd. - Class A	23,362
2,469	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	11,442
3,300	Zhongji Innolight Co Ltd. - Class A	67,108
23,000	Zhongjin Gold Corp Ltd. - Class A	32,840
6,900	ZTE Corp. - Series A	43,320
11,276	ZTE Corp. - Series H	45,320
		9,885,205
	Colombia - 0.05%
3,025	Bancolombia SA	22,478
	Czech Republic - 0.12%
1,021	CEZ AS	42,179
467	Komercni Banka AS	14,239
		56,418
	Egypt - 0.47%
83,542	Commercial International Bank Egypt SAE	138,557
48,347	Eastern Co. SAE	33,540
67,890	Egyptian Financial Group-Hermes Holding Co. (a)	41,573
		213,670
	Hong Kong - 1.48%
9,874	AAC Technologies Holdings, Inc.	23,337
43,853	Aluminum Corp. of China Ltd. - Series H	18,981
172,467	Bosideng International Holdings, Ltd.	72,854
6,357	BYD Electronic International Co., Ltd.	19,338
17,164	China Mengniu Dairy Co., Ltd.	64,868
3,589	China Resources Beer Holdings Co., Ltd.	23,717
75,979	China Taiping Insurance Holdings Co., Ltd.	79,153
128,661	CITIC, Ltd.	154,051
26,844	Kingboard Chemical Holdings, Ltd.	73,423
25,900	Kunlun Energy Co., Ltd.	20,403
4,079	Orient Overseas International Ltd.	54,792
59,913	Sino Biopharmaceutical, Ltd.	26,177
40,795	Yuexiu Property Co., Ltd.	47,533
		678,627
	Hungary - 0.44%
18,405	MOL Hungarian Oil & Gas PLC	161,143
1,140	OTP Bank PLC	40,528
		201,671
	India - 13.48%
941	ACC, Ltd.	20,851
25,416	Adani Power, Ltd. (a)	77,666
6,826	AMBUJA CEMENTS, Ltd.	35,538
1,052	Asian Paints, Ltd.	43,199
18,322	Aurobindo Pharma, Ltd.	162,718
8,128	Axis Bank, Ltd.	98,075
536	Bajaj Finance, Ltd.	46,946
43,180	Bank of Baroda	100,556
48,052	Bharat Electronics, Ltd.	73,795
1,875	Bharat Forge Ltd.	19,166
6,905	Bharti Airtel, Ltd.	74,068
1,317	Britannia Industries, Ltd.	80,755
13,667	CG Power & Industrial Solutions Ltd.	63,192
2,073	Cholamandalam Investment and Finance Co., Ltd.	28,922
6,423	Cipla, Ltd.	79,583
24,459	Coal India, Ltd.	69,001
4,611	Colgate-Palmolive India, Ltd.	94,999
2,041	Dabur India, Ltd.	14,277
488	Divi’s Laboratories, Ltd.	21,354
1,820	Dr. Reddy’s Laboratories, Ltd.	114,624
687	Eicher Motors, Ltd. (a)	30,037
1,899	Godrej Consumer Products Ltd. (a)	25,057
11,573	HCL Technologies, Ltd.	168,243
34,332	Hindalco Industries, Ltd.	177,043
1,209	Hindustan Aeronautics Ltd.	55,995
2,222	Hindustan Unilever, Ltd.	72,648
7,312	Housing Development Finance Corp., Ltd.	252,266
25,648	ICICI Bank, Ltd.	293,644
13,962	Indian Hotels Co., Ltd.	66,944
14,494	Indian Oil Corp, Ltd.	16,154
1,315	Indian Railway Catering & Tourism Corp., Ltd.	10,206
17,068	Infosys, Ltd.	278,002
22,942	ITC, Ltd.	126,503
14,051	Jindal Steel & Power, Ltd.	99,860
14,098	JSW Steel, Ltd.	135,283
4,166	Jubilant Foodworks, Ltd.	25,521
5,027	Larsen & Toubro, Ltd.	152,004
1,969	LTIMindtree, Ltd. (h)	125,249
6,013	Mahindra & Mahindra, Ltd.	106,835
10,424	Marico, Ltd.	67,564
265	Maruti Suzuki India, Ltd.	31,694
22,475	Motherson Sumi Systems Ltd.	23,554
3,222	Mphasis, Ltd.	74,728
35	MRF Ltd.	43,257
3,914	Muthoot Finance, Ltd.	59,246
446	Nestle India, Ltd.	124,641
33,542	NTPC, Ltd.	77,468
108,248	Oil & Natural Gas Corp., Ltd.	211,882
203	Page Industries, Ltd.	93,344
10,783	Petronet LNG, Ltd.	29,328
418	Pidilite Industries, Ltd.	13,258
26,051	Power Grid Corp of India, Ltd.	81,212
13,124	Reliance Industries, Ltd.	409,089
462	Siemens Ltd.	21,248
16,763	State Bank of India	117,407
2,268	Sun Pharmaceutical Industries, Ltd.	29,098
5,564	Tata Consultancy Services, Ltd.	224,827
668	Tata Elxsi, Ltd.	62,029
19,415	Tata Motors, Ltd.	141,503
129,922	Tata Steel, Ltd.	178,009
8,295	Tech Mahindra, Ltd.	114,846
526	Titan Co., Ltd.	19,585
979	Torrent Pharmaceuticals, Ltd.	22,766
1,602	Tube Investments of India Ltd.	62,139
4,657	TVS Motor Co., Ltd.	75,461
514	UltraTech Cement, Ltd.	52,044
11,304	Varun Beverages Ltd.	110,846
13,386	Vedanta, Ltd.	45,593
7,253	Wipro, Ltd.	34,528
		6,188,973
	Indonesia - 2.03%
1,018,586	Adaro Energy Tbk PT	151,594
175,027	Astra International Tbk PT	79,388
123,856	Bank Central Asia Tbk PT	75,961
156,868	Bank of Mandiri Persero Tbk PT	54,591
111,277	Bank Rakyat Indonesia Persero Tbk PT	40,626
43,219	Indah Kiat Pulp & Paper Corp. Tbk PT	24,567
38,460	Indofood CBP Sukses Makmur Tbk PT	29,114
213,509	Indofood Sukses Makmur Tbk PT	104,694
510,158	Kalbe Farma Tbk PT	69,816
518,150	Sumber Alfaria Trijaya Tbk PT	89,283
429,426	Telekomunikasi Indonesia Persero Tbk PT	114,881
337,039	Unilever Indonesia Tbk PT	95,955
		930,470
	Mexico - 2.56%
88,214	Alfa SAB de CV - Series A	54,576
7,584	Arca Continental SAB de CV	77,838
284,957	Cemex SAB de CV (a)	201,436
6,128	Coca-Cola Femsa SAB de CV	51,173
2,194	Fomento Economico Mexicano SAB de CV	24,278
1,743	Gruma SAB de CV - Series B	27,988
1,061	Grupo Aeroportuario del Pacifico SAB de CV - Series B	19,094
966	Grupo Aeroportuario del Sureste SAB de CV - Series B	27,004
47,780	Grupo Bimbo SAB de CV - Series A	256,639
4,528	Grupo Carso SAB de CV - Series A1	32,723
10,427	Grupo Financiero Banorte SAB de CV - Series O	85,782
20,662	Grupo Financiero Inbursa SAB de CV - Series O (a)	48,900
10,922	Grupo Mexico SAB de CV - Series B	52,514
10,386	Kimberly-Clark de Mexico SAB de CV - Series A	23,172
26,029	Orbia Advance Corp SAB de CV	55,732
34,632	Wal-Mart de Mexico SAB de CV	137,359
		1,176,208
	Netherlands - 0.07%
3,790	Pepco Group NV (a)	34,343
	Peru - 0.17%
222	Credicorp, Ltd. - ADR	32,776
639	Southern Copper Corp.	45,842
		78,618
	Philippines - 0.12%
11,081	BDO Unibank, Inc.	27,748
11,473	Universal Robina Corp.	28,640
		56,388
	Poland - 1.13%
1,019	CD Projekt SA	38,835
1,965	Dino Polska SA (a)(h)	229,578
18	LPP SA	62,048
67,386	PGE Polska Grupa Energetyczna SA (a)	120,322
4,186	Polski Koncern Naftowy Orlen SA	66,347
		517,130
	Qatar - 0.82%
64,372	Ooredoo QPSC	193,469
10,659	Qatar Islamic Bank SAQ	52,159
30,367	Qatar National Bank QPSC	129,164
		374,792
	Republic of Korea - 11.89%
684	Amorepacific Corp.	50,914
270	BGF retail Co., Ltd.	35,866
337	CJ CheilJedang Corp.	69,058
1,964	CJ Corp.	101,912
792	CosmoAM&T Co Ltd. (a)	113,115
2,940	DB Insurance Co., Ltd.	166,985
736	Ecopro BM Co., Ltd.	140,009
872	F&F Co., Ltd.	79,483
2,394	GS Holdings Corp.	66,727
3,983	Hana Financial Group, Inc.	118,903
176	Hanmi Pharm Co., Ltd.	41,352
1,222	Hanwha Chemical Corp. (a)	39,407
944	Hanwha Techwin Co., Ltd.	91,426
4,582	HMM Co., Ltd.	65,885
892	Hotel Shilla Co., Ltd.	49,918
151	Hyundai Glovis Co., Ltd.	22,734
1,507	Hyundai Heavy Industries Holdings Co., Ltd.	68,781
394	Hyundai Mobis Co., Ltd.	69,756
533	Hyundai Motor Co.	83,838
1,470	Hyundai Steel Co.	37,880
14,389	Industrial Bank of Korea	113,190
3,696	KB Financial Group, Inc.	134,145
2,002	Kia Motors Corp.	134,857
1,268	Korea Aerospace Industries Ltd.	51,497
1,182	Korea Investment Holdings Co., Ltd.	46,618
2,682	Korean Air Lines Co., Ltd.	49,754
660	KT&G Corp.	41,459
124	LG Chemical, Ltd.	63,124
805	LG Electronics, Inc.	77,915
105	LG Energy Solution Ltd. (a)	44,267
155	LG Household & Health Care, Ltd.	54,167
85	LG Innotek Co., Ltd.	20,136
15,796	LG Uplus Corp.	128,886
4,857	Meritz Financial Group, Inc.	153,996
278	NCSoft Corp.	62,604
1,210	Orion Corp.	110,351
9,050	Pan Ocean Co., Ltd.	35,774
210	POSCO	62,150
551	POSCO Chemical Co., Ltd.	148,657
1,185	Posco International Corp.	36,068
277	Samsung Electro-Mechanics Co., Ltd.	30,582
30,783	Samsung Electronics Co., Ltd.	1,695,013
2,697	Samsung Engineering Co., Ltd. (a)	58,161
214	Samsung Fire & Marine Insurance Co., Ltd.	37,344
173	Samsung SDI Co., Ltd.	88,340
1,950	Samsung Securities Co., Ltd.	53,522
4,772	Shinhan Financial Group Co., Ltd.	123,367
1,272	SK Hynix, Inc.	111,763
389	S-Oil Corp.	19,765
1,956	Woongjin Coway Co., Ltd.	65,363
10,501	Woori Financial Group, Inc.	94,329
		5,461,113
	Russian Federation - –%
44,711	Gazprom PJSC - ADR (a)(b)(c)(g)	0
1,813	Magnit PJSC (a)(b)(c)(g)	0
2	Magnit PJSC - GDR (b)(c)(f)(g)	0
5,783	MMC Norilsk Nickel PJSC - ADR (a)(b)(c)(g)	0
5,230	PhosAgro PJSC - GDR (a)(b)(c)(f)(g)	0
994	Polyus PJSC - GDR (b)(c)(f)(g)	0
13,382	Rosneft Oil Co PJSC (b)(c)(g)	0
120,116	Sberbank Of Russia (a)(b)(c)(g)	0
128,418,000	VTB Bank PJSC (a)(b)(c)(g)	0
		0
	South Africa - 3.64%
10,461	Absa Group, Ltd.	93,368
1,496	African Rainbow Minerals, Ltd.	15,783
682	Anglo American Platinum, Ltd.	30,829
1,682	AngloGold Ashanti, Ltd.	35,604
5,009	Bid Corp., Ltd.	109,991
222	Capitec Bank Holdings, Ltd.	18,493
3,652	Clicks Group, Ltd.	50,700
4,512	Exxaro Resources, Ltd.	39,353
27,764	FirstRand, Ltd.	101,166
1,806	Gold Fields, Ltd.	25,108
7,449	Impala Platinum Holdings, Ltd.	49,625
3,130	Kumba Iron Ore, Ltd.	73,560
5,550	Mr. Price Group, Ltd.	42,335
13,769	MTN Group, Ltd.	101,166
12,030	MultiChoice Group, Ltd.	61,034
856	Naspers, Ltd. - N Shares	154,646
7,077	Nedbank Group, Ltd.	85,968
95,141	Old Mutual, Ltd.	61,272
27,124	OUTsurance Group Ltd.	48,984
24,798	Pepkor Holdings, Ltd. (h)	21,735
4,523	Remgro, Ltd.	35,338
2,901	Sasol, Ltd.	35,941
4,548	Shoprite Holdings, Ltd.	54,551
12,983	Sibanye Stillwater, Ltd.	20,024
9,042	Standard Bank Group, Ltd.	85,370
4,392	The Bidvest Group, Ltd.	61,052
41,122	Woolworths Holdings, Ltd.	156,094
		1,669,090
	Taiwan, Province of China - 14.22%
3,162	Accton Technology Corp.	35,567
22,113	Acer, Inc.	22,312
5,147	Advantech Co., Ltd.	67,764
518	Airtac International Group	17,119
22,466	ASE Technology Holding Co., Ltd.	79,892
2,151	Asustek Computer, Inc.	21,777
13,151	Catcher Technology Co., Ltd.	74,200
22,153	Cathay Financial Holding Co., Ltd.	30,754
2,728	Chailease Holding Co., Ltd.	17,936
135,776	China Development Financial Holding Corp.	54,119
4,797	Chunghwa Telecom Co., Ltd.	17,967
108,209	Compal Electronics, Inc.	101,775
21,430	CTBC Financial Holding Co., Ltd.	17,137
10,125	Delta Electronics, Inc.	112,209
6,109	E Ink Holdings, Inc.	44,439
2,098	eMemory Technology, Inc.	150,163
38,043	Eva Airways Corp.	48,806
30,495	Evergreen Marine Corp. Taiwan, Ltd.	91,928
58,494	Far Eastern New Century Corp.	62,899
7,996	Feng TAY Enterprise Co., Ltd.	50,584
73,633	First Financial Holding Co., Ltd.	65,489
32,871	Fubon Financial Holding Co., Ltd.	64,342
1,253	Global Unichip Corp.	64,853
44,663	Hon Hai Precision Industry Co., Ltd.	162,383
40,894	Hua Nan Financial Holdings Co., Ltd.	29,197
75,196	Inventec Corp.	104,540
7,665	MediaTek, Inc.	169,671
9,860	Micro-Star International Co., Ltd.	56,066
1,837	momo.com, Inc.	40,710
1,817	Nan Ya Printed Circuit Board Corp.	15,503
7,162	Nien Made Enterprise Co., Ltd.	78,945
9,424	Novatek Microelectronics Corp.	129,393
5,259	Pegatron Corp.	12,662
37,769	Pou Chen Corp.	38,283
11,257	President Chain Store Corp.	102,225
25,633	Quanta Computer, Inc.	125,188
9,730	Realtek Semiconductor Corp.	121,320
136,710	Taiwan Business Bank	62,663
158,228	Taiwan Semiconductor Manufacturing Co., Ltd.	2,922,999
11,481	Unimicron Technology Corp.	65,289
103,791	Uni-President Enterprises Corp.	254,477
93,712	United Microelectronics Corp.	147,241
493	Voltronic Power Technology Corp.	31,178
34,333	Walsin Lihwa Corp.	45,373
26,116	Wan Hai Lines, Ltd.	49,725
79,963	Wistron Corp.	233,313
28,945	WPG Holdings, Ltd.	50,928
53,140	Yang Ming Marine Transport Corp.	107,918
73,960	Yuanta Financial Holding Co., Ltd.	55,005
		6,526,226
	Thailand - 1.17%
6,760	Advanced Info Service PCL - NVDR	40,845
27,250	Bangkok Dusit Medical Services PCL - NVDR	21,369
163,330	Banpu Public Co., Ltd. - NVDR	40,850
6,853	Bumrungrad Hospital PCL - NVDR	43,733
13,982	Central Pattana PCL - NVDR	25,888
16,704	Central Retail Corp PCL - NVDR	18,423
40,200	Delta Electronics Thailand PCL - NVDR	104,648
6,767	Electricity Generating PCL - NVDR	24,934
45,073	Home Product Center PCL - NVDR	17,838
115,383	Krung Thai Bank PCL - NVDR	63,236
11,163	Krungthai Card PCL - NVDR	15,618
60,632	Osotspa PCL - NVDR	50,943
7,808	PTT Exploration & Production PCL - NVDR	33,084
26,879	Thai Oil PCL - NVDR	33,631
		535,040
	Turkey - 2.03%
120,011	Akbank Turk AS	93,266
15,190	BIM Birlesik Magazalar AS	99,526
29,640	Haci Omer Sabanci Holding AS	52,452
43,730	KOC Holding AS	175,119
20,353	Turk Hava Yollari AO (a)	151,608
29,793	Turkcell Iletisim Hizmetleri AS	41,756
466,400	Turkiye Is Bankasi - Series C	251,205
135,465	Yapi ve Kredi Bankasi AS	67,687
		932,619
	United Arab Emirates - 0.91%
14,982	Abu Dhabi Commercial Bank PJSC	33,080
17,866	Abu Dhabi Islamic Bank PJSC	51,755
63,845	Abu Dhabi National Oil Co. for Distribution PJSC	68,090
51,712	Aldar Properties PJSC	72,324
89,456	Emaar Properties PJSC	157,239
6,269	Emirates NBD Bank PJSC	25,519
2,632	First Abu Dhabi Bank PJSC	9,809
		417,816
	Total Common Stocks (Cost $35,613,819)	41,273,606

	INVESTMENT COMPANIES - 6.32%
	China - 2.88%
26,867	iShares Core MSCI Emerging Markets ETF	1,324,274
	Saudi Arabia - 3.44%
38,159	iShares MSCI Saudi Arabia ETF (d)	1,577,112
	Total Investment Companies (Cost $2,536,759)	2,901,386

	PREFERRED STOCKS - 2.73%
	Brazil - 1.94%
28,116	Banco Bradesco SA - Preference Shares	97,004
4,834	Centrais Eletricas Brasileiras SA - Preference Shares	45,047
41,273	Cia Energetica de Minas Gerais - Preference Shares	110,677
19,190	Gerdau SA - Preference Shares	100,435
37,716	Itau Unibanco Holding SA - Preference Shares	223,703
51,087	Petroleo Brasileiro SA - Preference Shares	315,173
		892,039
	Chile - 0.17%
1,083	Sociedad Quimica y Minera de Chile SA - Class B	78,884
	Colombia - 0.06%
3,885	Bancolombia SA - Preference Shares	26,066
	Republic of Korea - 0.56%
446	Hyundai Motor Co. - 1st Preference Shares	36,913
487	Hyundai Motor Co. - 2nd Preference Shares	40,675
3,950	Samsung Electronics Co., Ltd. - Preference Shares	179,248
		256,836
	Total Preferred Stocks (Cost $854,011)	1,253,825

	REAL ESTATE INVESTMENT TRUSTS - 0.12%
	Mexico - 0.12%
36,979	Fibra Uno Administracion SA de CV	53,988
	Total Real Estate Investment Trusts (Cost $49,441)	53,988

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
201,907	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (e)	201,907
	Total Short Term Investments (Cost $201,907)	201,907

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.86%
1,770,276	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (e)	1,770,276
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,770,276)	1,770,276

	Total Investments (Cost $41,026,213) - 103.37%	47,454,988
	Liabilities in Excess of Other Assets - (3.37)%	(1,545,351)
	TOTAL NET ASSETS - 100.00%	$45,909,637

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	As of June 30, 2023, the Valuation Committee has fair valued these securities. The value of these securities were $9,675, which represents 0.02% of total net assets.
(d)	All or portion of this security is on loan.
(e)	Seven-day yield as of June 30, 2023.
(f)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $9,675, which represents 0.02% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2023

COMMON STOCKS
Aerospace & Defense	0.59%
Air Freight & Logistics	0.05%
Airlines	0.59%
Auto Components	0.47%
Automobiles	1.59%
Banks	10.31%
Beverages	1.88%
Biotechnology	0.53%
Building Products	0.05%
Capital Markets	0.82%
Chemicals	0.75%
Commercial Services & Supplies	0.11%
Communications Equipment	0.49%
Construction & Engineering	0.68%
Construction Materials	1.10%
Consumer Finance	0.60%
Distributors	0.15%
Diversified Consumer Services	0.40%
Diversified Financial Services	0.79%
Diversified Telecommunication Services	1.36%
Electric Utilities	0.73%
Electrical Equipment	0.97%
Electronic Equipment, Instruments & Components	2.40%
Energy Equipment & Services	0.13%
Entertainment	0.87%
Food & Staples Retailing	2.64%
Food Products	3.13%
Health Care Equipment & Supplies	0.09%
Health Care Providers & Services	0.50%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	1.29%
Household Durables	1.07%
Household Products	0.28%
Independent Power and Renewable Electricity Producers	0.39%
Industrial Conglomerates	1.70%
Insurance	2.52%
Interactive Media & Services	0.51%
Internet & Direct Marketing Retail	1.59%
IT Services	5.81%
Life Sciences Tools & Services	0.05%
Machinery	0.35%
Marine	1.10%
Media	0.47%
Metals & Mining	3.79%
Multiline Retail	2.95%
Oil, Gas & Consumable Fuels	5.56%
Paper & Forest Products	0.12%
Personal Products	0.78%
Pharmaceuticals	2.89%
Real Estate Management & Development	1.39%
Road & Rail	0.05%
Semiconductors & Semiconductor Equipment	12.77%
Software	0.80%
Specialty Retail	0.76%
Technology Hardware, Storage & Peripherals	2.49%
Textiles, Apparel & Luxury Goods	1.33%
Thrifts & Mortgage Finance	0.55%
Tobacco	0.44%
Trading Companies & Distributors	0.27%
Transportation Infrastructure	0.10%
Water Utilities	0.20%
Wireless Telecommunication Services	0.71%
TOTAL COMMON STOCKS	89.90%

INVESTMENT COMPANIES
International Equity Funds	6.32%
TOTAL INVESTMENT COMPANIES	6.32%

PREFERRED STOCKS
Automobiles	0.17%
Banks	0.75%
Chemicals	0.17%
Electric Utilities	0.34%
Metals & Mining	0.22%
Oil, Gas & Consumable Fuels	0.69%
Semiconductors & Semiconductor Equipment	0.39%
TOTAL PREFERRED STOCKS	2.73%

REAL ESTATE INVESTMENT TRUSTS
Equity Real Estate Investment Trusts (REITs)	0.12%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.12%

SHORT TERM INVESTMENTS
Money Market Funds	0.44%
TOTAL SHORT TERM INVESTMENTS	0.44%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	3.86%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	3.86%

TOTAL INVESTMENTS	103.37%
Liabilities in Excess of Other Assets	(3.37)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.